JPMorgan Trust I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

July 14, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of
the funds listed on Appendix A hereto (the “Funds”)
File Nos. 811-21295 & 333-10322

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”), exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the amended risk/return summary information in the prospectuses for the Funds. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated June 22, 2015 for the Funds.

Please contact the undersigned at 614-901-1370 if you have any questions concerning this filing.

Very truly yours,

/s/Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

cc: Stephanie Hui

Appendix A

JPMorgan Emerging Markets Equity Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Research Market Neutral Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS XBRL	Instance Document

EX-101.SCH XBRL	Taxonomy Extension Schema Document

EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase